BORROWINGS - Additional Information (Details) - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
BORROWINGS
Borrowings weighted average interest rate	3.86%	1.15%
Banks
BORROWINGS
Unused borrowing facilities	$ 19,989,078	$ 14,695,095